Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Note 21 - Financial Instruments and Risk Management
Note 21 - Financial Instruments and Risk Management

A.	General

The Company has extensive international operations wherein it is exposed to credit, liquidity and market risks (including currency, interest and other price risks). In order to reduce the exposure to these risks, the Company holds financial derivative instruments, (including forward transactions, SWAP transactions, and options) to reduce the exposure to foreign currency risks, commodity price risks, energy and marine transport and interest risks. Furthermore, the Company holds derivative financial instruments to hedge the exposure and changes in the cash flows.

The transactions in derivatives are executed with large Israeli and non-Israeli financial institutions, and therefore Company management believes the credit risk in respect thereof is low.

This Note presents information about the Company's exposure to each of the above risks, and the Company's objectives, policies and processes for measuring and managing risk.

The Company regularly monitors its exposure and the extent of hedging transactions related to the various risks described below. Hedging activities are carried out in accordance with the Company's hedging policy, based on actual developments and market expectations.

B.	Groups and measurement bases of financial assets and financial liabilities

As of December 31, 2025
Financial assets		Financial liabilities
Measured at fair value through the statement of income	Measured at amortized cost	Measured at fair value through the statement of income	Measured at amortized cost
$ millions

Current assets
Cash and cash equivalents	-	291	-	-
Short-term investments and deposits	-	205	-	-
Trade receivables	-	1,365	-	-
Other receivables	-	49	-	-
Foreign currency derivative designated as economic hedge	22	-	-	-
Foreign currency and interest derivative instruments designated as cash flow hedge	21	-	-	-
Non-current assets
Foreign currency and interest derivative instruments designated as cash flow hedge	53	-	-	-
Other non-current assets	-	19	-	-
Total financial assets	96	1,929	-	-
Current liabilities
Short-term debt	-	-	-	(876)
Trade payables	-	-	-	(1,157)
Other current liabilities	-	-	-	(161)
Foreign currency derivative designated as economic hedge	-	-	(1)	-
Foreign currency and interest derivative instruments designated as cash flow hedge	-	-	(3)	-
Non-current liabilities
Long-term debt and debentures	-	-	-	(1,880)
Foreign currency and interest derivative instruments designated as cash flow hedge	-	-	-	-
Other non-current liabilities	-	-	-	(33)
Total financial liabilities	-	-	(4)	(4,107)
Total financial instruments, net	96	1,929	(4)	(4,107)

As of December 31, 2024
Financial assets		Financial liabilities
Measured at fair value through the statement of income	Measured at amortized cost	Measured at fair value through the statement of income	Measured at amortized cost
$ millions

Current assets
Cash and cash equivalents	-	327	-	-
Short-term investments and deposits	-	115	-	-
Trade receivables	-	1,260	-	-
Other receivables	-	33	-	-
Foreign currency derivative designated as economic hedge	12	-	-	-
Foreign currency and interest derivative instruments designated as cash flow hedge	4	-	-	-
Non-current assets
Foreign currency and interest derivative instruments designated as cash flow hedge	3	-	-	-
Other non-current assets	-	20	-	-
Total financial assets	19	1,755	-	-
Current liabilities
Short term debt	-	-	-	(384)
Trade payables	-	-	-	(1,002)
Other current liabilities	-	-	-	(156)
Foreign currency derivative designated as economic hedge	-	-	(11)	-
Foreign currency and interest derivative instruments designated as cash flow hedge	-	-	(3)	-
Non-current liabilities
Long-term debt and debentures	-	-	-	(1,909)
Foreign currency and interest derivative instruments designated as cash flow hedge	-	-	(4)	-
Other non-current liabilities	-	-	-	(41)
Total financial liabilities	-	-	(18)	(3,492)
Total financial instruments, net	19	1,755	(18)	(3,492)

C.	Credit risk

(1)	General

(a)	Customer credit risks

Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and it arises mainly from the Company’s receivables from customers and from other receivables as well as from investments in securities.

The Company sells to a wide range and large number of customers, including customers with material credit balances. On the other hand, the Company does not have a concentration of sales to individual customers.

The Company has a regular policy of ensuring the credit risk of its customers by means of purchasing credit insurance with insurance companies, other than sales to government agencies and sales in small amounts. Most of all other sales are executed only after receiving approval of coverage in the necessary amount from an insurance company or other collaterals of a similar level. Part of the Brazilian companies are using uninsured model based on self-disclosure underwriting, with local collateral structure and credit committee policy.

The use of an insurance company as aforementioned ensures that the credit risk is managed professionally and objectively by an expert external party and transfers most of the credit risk to third parties. Nevertheless, the common deductible in credit insurance is 10% (even higher in a small number of cases) thus the Company is still exposed to part of the risk, out of the total

In addition, the Company has an additional deductible cumulative annual amount of approximately $6 million through a wholly‑owned captive reinsurance company.

Most of the Company’s customers have been trading with the Company for many years and only rarely have credit losses been incurred by the Company. The financial statements include specific allowance for doubtful debts that appropriately reflect, in Management’s opinion, the credit loss in respect of accounts receivable which are considered doubtful.

(b) Credit risks in respect of deposits

The Company deposits its balance of liquid financial assets in bank deposits and in securities. All the deposits are with a diversified group of leading banks, preferably with banks that provide loans to the Company.

(2)	Maximum Exposure to credit risk

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

As of December 31
Carrying amount ($ millions)
2025	2024

Cash and cash equivalents	291	327
Short-term investments and deposits	205	115
Trade receivables	1,365	1,260
Other receivables	49	33
Derivatives	96	19
Other non-current assets	19	20
	2,025	1,774

The maximum exposure to credit risk for trade receivables, at the reporting date by geographic region was:

As of December 31
Carrying amount ($ millions)
2025	2024

South America	413	390
Europe	341	310
Asia	311	278
North America	189	187
Israel	89	75
Other	22	20
	1,365	1,260

(3)	Aging of debts and impairment losses

The aging of trade receivables at the reporting date was:

As of December 31
2025		2024
Gross	Impairment	Gross	Impairment
$ millions	$ millions	$ millions	$ millions

Not past due	1,246	(4)	1,150	1
Past due up to 3 months	88	(1)	79	(1)
Past due 3 to 12 months	25	(6)	35	(5)
Past due over 12 months	44	(27)	22	(21)
	1,403	(38)	1,286	(26)

The movement in the allowance for doubtful accounts during the year was as follows:

2025	2024
$ millions	$ millions

Balance as of January 1	26	13
Additional allowance	10	16
Changes due to translation differences	2	(3)
Balance as of December 31	38	26

D.	Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to timely meet its liabilities, under both normal and stressed conditions, without incurring unwanted losses.

The Company manages the liquidity risk by holding cash balances, short-term deposits and secured bank credit facilities.

The following are the contractual maturities of financial liabilities, including estimated interest payments:

As of December 31, 2025
Carrying amount	12 months or less	1-2 years	3-5 years	More than 5 years
$ millions

Non-derivative financial liabilities
Short-term debt (not including current maturities)	439	459	-	-	-
Trade payables	1,157	1,157	-	-	-
Other current liabilities	161	161	-	-	-
Long-term debt, debentures and others	2,319	521	294	881	1,467
	4,076	2,298	294	881	1,467
Financial liabilities – derivative instruments
Foreign currency and interest derivative designated as economic hedge	1	1	-	-	-
Foreign currency and interest derivative designated as cash flow hedge	3	3	-	-	-
	4	4	-	-	-

As of December 31, 2024
Carrying amount	12 months or less	1-2 years	3-5 years	More than 5 years
$ millions

Non-derivative financial liabilities
Short-term debt (not including current maturities)	276	282	-	-	-
Trade payables	1,002	1,002	-	-	-
Other current liabilities	156	156	-	-	-
Long-term debt, debentures and others	2,058	185	546	792	1,276
	3,492	1,625	546	792	1,276
Financial liabilities – derivative instruments
Foreign currency and interest derivative designated as economic hedge	11	11	-	-	-
Foreign currency and interest derivative designated as cash flow hedge	7	3	4	-	-
	18	14	4	-	-

E.	Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates and equity prices will affect the fair value or future cash flows of a financial instrument.

1.	Interest risk

The Company has loans bearing variable interests and therefore its financial results and cash flows are exposed to fluctuations in the market interest rates.

From time to time, the Company uses financial instruments including derivatives in order to hedge this exposure. The Company uses interest rate swaps and cross currency swaps contracts mainly in order to reduce the exposure to cash flow risk in respect of changes in interest rates.

(a)	Interest Rate Profile

Set forth below are details regarding the type of interest on the Company’s non-derivative interest‑bearing financial instruments:

As of December 31
2025	2024
$ millions	$ millions

Fixed rate instruments
Financial assets	265	387
Financial liabilities	(1,833)	(1,508)
	(1,568)	(1,121)
Variable rate instruments
Financial assets	109	49
Financial liabilities	(930)	(791)
	(821)	(742)

(b) Sensitivity analysis for fixed rate instruments

Most of the Company’s instruments bearing fixed interest are not measured at fair value through the statement of income. Therefore, changes in the interest rate will not have any impact on the profit or loss in respect of changes in the value of assets and liabilities bearing fixed interest.

(c) Sensitivity analysis for variable rate instruments

The analysis below assumes that all other variables (except for the interest rate), in particular foreign currency rates, remain constant.

As of December 31, 2025
Impact on profit (loss)
Decrease of 1% in interest	Decrease of 0.5% in interest	Increase of 0.5% in interest	Increase of 1% in interest
$ millions

SWAP instruments
Changes in Israeli shekel interest	36.0	18.0	(17.0)	(33.0)

(d)	Terms of derivative financial instruments used to hedge interest risk

As of December 31, 2025
Carrying amount (fair value)	Stated amount	Maturity date	Interest rate range
$ millions	$ millions	Years	%

Israeli shekel
SWAP contracts from fixed ILS interest to fixed USD interest	51	437	2026-2034	2.4%

As of December 31, 2024
Carrying amount (fair value)	Stated amount	Maturity date	Interest rate range
$ millions	$ millions	Years	%

Israeli shekel
SWAP contracts from fixed ILS interest to fixed USD interest	(3)	206	2025-2034	2.4%

2.	Currency risk

The Company is exposed to currency risk with respect to sales, purchases, assets and liabilities that are denominated in a currency other than the functional currency of the Company. The main exposure is the New Israeli Shekel, Euro, British Sterling, Chinese Yuan Brazilian Real and Turkish Lira.

The Company enters foreign currency derivatives – forward exchange transactions and currency options – all in order to protect the Company from the risk that the eventual cash flows, resulting from existing assets and liabilities, and sales and purchases of goods within the framework of firm or anticipated commitments (based on a budget of up to one year), denominated in foreign currency, will be affected by changes in the exchange rates.

(a)	Sensitivity analysis

A 10% increase at the rate of the US dollar against the following currencies would have increased (decreased) profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

As of December 31,
Impact on profit (loss)
2025	2024
$ millions	$ millions

Non-derivative financial instruments
US dollar/euro	111	(54)
US dollar/Israeli shekel	105	73
US dollar/British pound	(1)	(1)

A 10% decrease of the US dollar against the above currencies as of December 31, 2025, would have the same effect but in the opposite direction.

Presented hereunder is a sensitivity analysis of the Company’s foreign currency derivative instruments. Any change in the exchange rates of the principal currencies shown below would have increased (decreased) profit and loss and equity by the amounts shown below. This analysis assumes that all other variables remain constant.

As of December 31, 2025
Increase 10%	Increase 5%	Decrease 5%	Decrease 10%
$ millions

US dollar/Brazilian real
Forward transactions	4	2	(3)	(5)

US dollar/Israeli shekel
Forward transactions	(67)	(36)	40	83
Forward transactions hedge accounting	(32)	(17)	18	39
Options	(4)	(2)	4	7
SWAP	(44)	(23)	25	54

US dollar/British pound
Options	(1)	-	-	1

Euro/ US dollar
Forward transactions	6	3	(2)	(5)
Options	6	4	(2)	(5)

(b)	Terms of derivative financial instruments used to reduce foreign currency risk

As of December 31, 2025
Carrying amount	Stated amount	Average
$ millions		exchange rate

Forward contracts
US dollar/Israeli shekel	19	760	3.5
Euro/US dollar	-	95	1.1
US dollar/Brazilian real	1	44	5.6
British pound/euro	(1)	113	1.2
British pound/US dollar	-	11	1.3
Other	-	32	-
Forward contracts hedge accounting
US dollar/Israeli shekel	21	340	3.5
Currency and interest SWAPs
US dollar/Israeli shekel	51	437	3.5
Put options
US dollar/Israeli shekel	2	50	3.5
Euro/US dollar	(2)	57	1.1
US dollar/Japanese yen	-	11	149.7
British pound/US dollar	-	12	1.3
Call options
US dollar/Israeli shekel	-	50	3.5
Euro/US dollar	1	57	1.1
US dollar/Japanese yen	-	11	149.7
British pound/US dollar	-	12	1.3

As of December 31, 2024
Carrying amount	Stated amount	Average exchange rate
$ millions

Forward contracts
US dollar/Israeli shekel	(1)	808	3.7
Euro/US dollar	2	177	1.1
US dollar/Brazilian real	-	18	6.0
British pound/euro	-	115	1.2
British pound/US dollar	-	8	1.2
Euro/Chinese yuan renminbi	-	14	7.7
Other	-	12	-
Forward contracts hedge accounting
US dollar/Israeli shekel	2	320	3.7
Currency and interest SWAPs
US dollar/Israeli shekel	(3)	206	3.7
Put options
US Dollar/Israeli shekel	-	-	3.7
Euro/US dollar	1	40	1.1
US dollar/Japanese yen	-	5	152.0
British pound/US dollar	-	12	1.2
Call options
US dollar/Israeli shekel	-	-	3.7
Euro/US dollar	-	40	1.1
US dollar/Japanese yen	-	5	152.0
British pound/US dollar	-	12	1.2

(c)	Linkage terms of monetary balances – in millions of dollars

As of December 31, 2025
US dollar	Euro	British pound	Israeli shekel	Brazilian real	Chinese yuan renminbi	Other	Total

Non-derivative instruments:
Cash and cash equivalents	33	81	1	1	62	92	21	291
Short-term investments and deposits	197	1	-	-	-	7	-	205
Trade receivables	576	247	41	49	343	64	45	1,365
Other receivables	5	18	3	8	6	-	9	49
Other non-current assets	8	4	-	-	6	-	1	19
Total financial assets	819	351	45	58	417	163	76	1,929
Short-term debt	331	445	17	68	9	3	3	876
Trade payables	230	238	23	525	60	68	13	1,157
Other current liabilities	30	66	5	33	16	8	3	161
Long-term debt, debentures and others	1,014	330	7	495	9	23	2	1,880
Other non-current liabilities	1	32	-	-	-	-	-	33
Total financial liabilities	1,606	1,111	52	1,121	94	102	21	4,107
Total non-derivative financial instruments, net	(787)	(760)	(7)	(1,063)	323	61	55	(2,178)
Derivative instruments:
Forward transactions	-	95	11	760	44	-	145	1,055
Forward transactions hedge accounting	-	-	-	340	-	-	-	340
Cylinder	-	57	12	50	-	-	11	130
SWAPS – US dollar into Israeli shekel	-	-	-	437	-	-	-	437
Total derivative instruments	-	152	23	1,587	44	-	156	1,962
Net exposure	(787)	(608)	16	524	367	61	211	(216)

As of December 31, 2024
US dollar	Euro	British pound	Israeli shekel	Brazilian real	Chinese yuan renminbi	Others	Total

Non-derivative instruments:
Cash and cash equivalents	55	20	9	2	69	151	21	327
Short-term investments and deposits	108	1	-	-	-	6	-	115
Trade receivables	545	224	39	37	297	81	37	1,260
Other receivables	-	18	2	4	5	-	4	33
Other non-current assets	9	5	-	1	5	-	-	20
Total financial assets	717	268	50	44	376	238	62	1,755
Short-term debt	163	148	12	50	6	3	2	384
Trade payables	196	201	24	408	103	61	9	1,002
Other current liabilities	43	52	6	32	13	9	1	156
Long-term debt, debentures and others	802	784	8	275	13	24	3	1,909
Other non-current liabilities	7	33	-	-	-	-	1	41
Total financial liabilities	1,211	1,218	50	765	135	97	16	3,492
Total non-derivative financial instruments, net	(494)	(950)	-	(721)	241	141	46	(1,737)
Derivative instruments:
Forward transactions	-	177	8	808	18	-	141	1,152
Forward transactions hedge accounting	-	-	-	320	-	-	-	320
Cylinder	-	40	12	-	-	-	5	57
SWAPS – US dollar into Israeli shekel	-	-	-	206	-	-	-	206
Total derivative instruments	-	217	20	1,334	18	-	146	1,735
Net exposure	(494)	(733)	20	613	259	141	192	(2)

3.	Hedge accounting

The Company is exposed to fluctuations in the exchange rates of the Israeli shekel and euro against the dollar, primarily in connection with principal and interest on certain debentures and loans, as well as labor costs, sales and other operating expenses. As part of its risk management strategy, the Company uses derivatives to hedge changes in cash flows deriving from liabilities, labor costs, and other operational costs denominated in Israeli shekels. Hedging is performed from time to time based on the Company's assessment of exposure and inherent risk, in line with its risk management strategy.

Accordingly, the Company has designated certain forward contracts and options transactions as cash flow hedge and applies hedge accounting. These instruments hedge portions of labor costs and other operational costs in Israeli shekel and sales in euro, aiming to mitigate the impact of exchange rate fluctuations on operating income. A 1:1 hedging ratio is applied, with potential ineffectiveness considered negligible due to minor timing mismatches between hedged items and instruments. As of the date of the hedge transaction, the total balance of the hedged instruments amounted to about $340 million.

F.	Fair value of financial instruments

The carrying amounts in the books of certain financial assets and financial liabilities, including cash and cash equivalents, investments, short-term deposits and loans, receivables and other debit balances, long-term investments and receivables, short-term credit, payables and other credit balances, long-term loans bearing variable interest and other liabilities, and derivative financial instruments, correspond to or approximate their fair value.

The following table details the book value, and the fair value of financial instrument groups presented in the financial statements not in accordance with their fair value:

As of December 31, 2025		As of December 31, 2024
Carrying amount	Fair value	Carrying amount	Fair value
$ millions		$ millions

Loans bearing fixed interest (1)	379	369	287	271
Debentures bearing fixed interest
Marketable (2)	1,152	1,139	909	845
Non-marketable (3)	47	47	47	47
	1,578	1,555	1,243	1,163

(1)
The fair value of the Euro loans bearing fixed interest is based on calculation of the present value of the cash flows in respect of the principal and the interest and is discounted at the market interest rates on the measurement date for similar loans having similar characteristics and is classified as Level 2 in the fair value hierarchy. The average discount interest as of December 31, 2025, for the Euro loans was 4.3% (December 31, 2024, for the Euro loans 4.5%).

(2)	The fair value of the marketable debentures is based on quoted stock exchange price and is classified as Level 1 in the fair value hierarchy.

(3)
The fair value of the non-marketable debentures is based on calculation of the present value of the cash flows in respect of the principal and the interest and is discounted at the SOFR rate customary in the market for similar loans having similar characteristics and is classified as Level 2 in the fair value hierarchy. The average discount interest as of December 31, 2025, was 6.0% (December 31, 2024 – 6.7%).

G.	Hierarchy of fair value

The following table presents an analysis of the financial instruments measured by fair value, using the valuation method. (See Note 4).

The following levels were defined:

Level 2: Observed data (directly or indirectly) not included in Level 1 above.

Level 2	As of December 31, 2025	As of December 31, 2024
	$ millions	$ millions

Derivatives designated as economic hedge, net	21	1
Derivatives designated as cash flow hedge, net	71	-
	92	1